Shareholder Report, Line Graph (Details) - USD ($)																													1 Months Ended	2 Months Ended				5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended			9 Months Ended		10 Months Ended		11 Months Ended								12 Months Ended							26 Months Ended
	Nov. 07, 2023	Sep. 26, 2023	Jul. 18, 2023	Jun. 27, 2023	Mar. 14, 2023	Oct. 11, 2022	Sep. 27, 2022	Jun. 21, 2022	Mar. 28, 2022	Mar. 15, 2022	Jan. 11, 2022	Nov. 16, 2021	Sep. 28, 2021	Sep. 21, 2021	Jun. 29, 2021	Feb. 24, 2021	Feb. 16, 2021	Jan. 20, 2021	Jan. 12, 2021	Dec. 08, 2020	Oct. 13, 2020	Jul. 13, 2020	Mar. 31, 2020	Dec. 04, 2019	Sep. 24, 2019	Sep. 17, 2019	Sep. 10, 2018	Jan. 11, 2018	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2024
C000197601 [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000															$ 9,923													$ 11,814	$ 10,714	$ 10,520	$ 11,727	$ 11,377		$ 10,786
C000204482 [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000																													11,731	10,989	10,806	11,851	11,234	$ 10,942
C000228611 [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																	$ 10,095																								9,351	8,288	8,015
C000204442 [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000												$ 17,011																					22,267	16,851	14,439	21,708
C000204443 [Member]
Account Value [Line Items]
Accumulated Value																							10,000												12,253																					19,915	16,556	15,131	15,829
C000222947 [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																							$ 12,026														14,228	11,852	10,586
C000218645 [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000											$ 11,114																							15,443	12,228	11,451	15,757
C000241171 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																															$ 10,351																				11,075
C000228610 [Member]
Account Value [Line Items]
Accumulated Value															10,000																	10,075																								10,223	9,257	9,108
C000222948 [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																							$ 9,697																9,622	8,640	8,424
C000202058 [Member]
Account Value [Line Items]
Accumulated Value																											10,000																													15,056	12,452	10,493	13,957	11,162	9,568
C000222949 [Member]
Account Value [Line Items]
Accumulated Value																	10,000																							10,635																11,210	10,011	9,723
C000231722 [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																																			$ 8,996									10,687	9,638
C000237948 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																																												$ 10,498						11,335
C000218646 [Member]
Account Value [Line Items]
Accumulated Value																						10,000											11,156																							18,205	14,590	12,531	14,575
C000228612 [Member]
Account Value [Line Items]
Accumulated Value															10,000																	10,752																								13,652	10,632	8,609
C000202059 [Member]
Account Value [Line Items]
Accumulated Value																											10,000																													22,660	17,805	15,222	18,988	14,044	10,457
C000197602 [Member]
Account Value [Line Items]
Accumulated Value																												10,000															10,416													17,388	14,147	12,815	13,884	10,197		10,041
C000237947 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																																										$ 12,404							15,028
C000243037 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																										$ 10,389																										12,462
C000243040 [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,150																										11,997
C000243041 [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,226																										12,077
C000221278 [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																																$ 10,015			9,342	8,669	8,727
C000221279 [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																								$ 10,093												9,937	9,455	9,249
C000214349 [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																												$ 10,557		13,791	11,752	10,937	13,733
C000246147 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																													$ 11,202
C000229745 [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																																							$ 8,562				10,856	9,250
C000237946 [Member]
Account Value [Line Items]
Accumulated Value							10,000																																										12,037							14,030
C000214351 [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000																														$ 10,152	14,973	12,585	10,781	13,285
C000229746 [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,607				12,157	10,330
C000243038 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																										$ 9,689																											11,219
C000214352 [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														9,742	15,773	13,026	11,330	13,637
C000243039 [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,209																										11,912
C000229748 [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							9,114				10,029	8,473
C000234360 [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																									$ 8,796																						11,206	9,478
C000234361 [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																											$ 8,934																			12,515	10,348
C000234362 [Member]
Account Value [Line Items]
Accumulated Value										10,000																											9,268																			13,120	10,498
C000221280 [Member]
Account Value [Line Items]
Accumulated Value																					10,000																																10,033			10,238	9,592	9,439
C000214353 [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														11,350	20,080	16,187	14,278	15,727
C000243042 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																																														$ 13,249
C000229747 [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																					$ 9,897					13,703	11,301
C000246148 [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													12,810
C000246149 [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													12,881
C000233056 [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																														$ 8,805															11,222	9,501
C000214354 [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														9,091	20,733	17,243	15,412	15,485
C000221281 [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																						$ 10,156																		9,450	8,784	8,835
C000226122 [Member]
Account Value [Line Items]
Accumulated Value																10,000																						10,164																		9,510	8,828	8,855
C000214357 [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000																					$ 10,357											13,590	11,516	10,744	13,597
C000226120 [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																					$ 10,167																	10,263	8,671	8,064
C000214358 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					9,790											14,305	12,023	10,329	12,739
C000226121 [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,031																	12,471	10,468	8,965
C000214350 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					9,357											15,097	12,501	10,863	12,980
C000226117 [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,291																	13,281	10,961	9,494
C000221283 [Member]
Account Value [Line Items]
Accumulated Value																10,000																						10,021																		10,228	9,584	9,433
C000226124 [Member]
Account Value [Line Items]
Accumulated Value																10,000																						10,029																		10,282	9,620	9,454
C000214355 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					10,937											18,908	15,282	13,501	15,096
C000226118 [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,680																	14,689	11,858	10,470
C000236476 [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																							$ 10,480																									14,390	11,818
C000236477 [Member]
Account Value [Line Items]
Accumulated Value																															10,480																									14,433	11,837						$ 10,000
C000214356 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					9,043											20,549	17,158	15,240	15,334
C000226119 [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,872																	16,034	13,358	11,828
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Account Value [Line Items]
Accumulated Value																												10,000															9,951													10,941	10,197	10,320	11,663	11,673		10,963
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																													11,465	10,843	10,613	11,578	11,215	10,888
JPMorgan EMBI Global Diversified Bond (Inception Date 6/29/21) [Member]
Account Value [Line Items]
Accumulated Value															10,000																	10,147																								9,639	8,498	8,035
Russell 1000 (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																							10,000												13,842																					23,278	18,387	15,933	18,307
S&P 500 (Inception Date 1/12/2021) [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																							$ 12,007														15,712	12,358	10,659
Russell 3000 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																						10,000											11,158																							18,635	14,772	12,873	14,844
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value					10,000																															9,979																				10,707
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value															10,000																	10,101																								9,476	8,831	8,938
Russell 3000 (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																	10,000																							11,337																14,232	11,282	9,831
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																													15,126	12,664	10,875	13,353	10,550	9,957
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value												10,000																																			8,973									9,513	8,866
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value						10,000																																												10,395						11,153
S&P 500 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																						10,000											11,120																							19,086	15,012	12,948	14,585
Russell 1000 (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value															10,000																	10,508																								13,362	10,555	9,146
Russell 1000 (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																											10,000																													21,286	16,814	14,570	16,740	12,658	10,333
Russell 1000 (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																												10,000															10,632													22,449	17,733	15,366	17,655	13,349		10,897
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value							10,000																																										12,429							15,241
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,226																										12,539
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,069																										11,860
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																																9,991			9,373	8,735	8,841
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																								$ 10,185												10,086	9,538	9,336
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																												$ 11,021		12,709	11,030	10,730	13,608
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													11,709
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,150				9,652	8,377
Russell 3000 (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																																										$ 12,473							15,734
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														10,308	14,498	12,204	10,584	13,146
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,348				11,611	9,721
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value			10,000																										9,674																											11,555
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														10,243	14,687	12,296	10,559	12,965
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										9,908																										10,630
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,046																										10,716
MSCI World IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,723				12,363	10,008
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																									$ 9,001																						10,661	9,253
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value										10,000																											9,069																			12,423	10,457
Russell 3000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																											$ 9,342																			13,524	10,721
Russell 3000 (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														11,967	19,986	15,843	13,806	15,921
Russell 1000 (Inception Date 9/26/2023) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																																														$ 13,349
Russell 1000 (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value														10,000																																					9,019					13,177	10,409
Russell 3000 (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													13,027
Russell 3000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value											10,000																														8,425															12,196	9,668
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Account Value [Line Items]
Accumulated Value																10,000																						10,154																		9,525	8,877	8,984
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					10,802											12,455	10,810	10,516	13,336
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					9,684																	9,044	7,849	7,636
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					9,932											13,968	11,758	10,197	12,666
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					10,993																	12,123	10,205	8,850
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					9,899											14,194	11,883	10,205	12,530
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					10,958																	12,413	10,392	8,925
Russell 3000 (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					11,356											18,965	15,035	13,101	15,108
Russell 3000 (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,646																	14,620	11,590	10,099
Russell 1000 (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value								10,000																							10,572																									15,446	12,201						10,000
Russell 3000 (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,646																	14,620	11,590	10,099
Bloomberg U.S. Intermediate Corporate Bond (Inception Date 1/11/18) [Member]
Account Value [Line Items]
Accumulated Value																												10,000															9,966													11,885	10,908	10,694	11,844	11,652		10,918
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																							10,000												15,188																					25,192	19,267	15,801	19,521
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000												$ 12,372																					20,827	17,191	15,830	16,881
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000											$ 11,031																							14,707	12,352	10,931	14,910
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																															$ 10,234																				10,800
ICE BofA Convertible (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																	10,000																							9,797																9,318	8,504	8,195
ICE Exchange-Listed Preferred & Hybrid Securities (Inception Date 2/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																							$ 10,675																10,606	9,416	9,465
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																																			$ 8,988									10,739	9,592
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																																												$ 10,290						10,934
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																	$ 10,692																								13,798	10,553	8,655
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000																													25,307	19,355	15,873	19,610	15,258	$ 10,570
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000															$ 10,093													17,238	14,228	13,102	13,972	$ 10,240		$ 10,155
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,219																										12,326
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				10,000																										10,200																										12,149
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													11,837
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,529				10,598	9,065
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																							8,905				12,722	10,551
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																										$ 9,683																											11,112
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																									10,000																														10,705	13,426	11,700	10,756	14,252
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																										$ 10,167																										11,892
S&P Global REIT (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																																							$ 9,022				10,159	8,601
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																																$ 10,031			10,194	9,556	9,444
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																					$ 9,758					12,838	10,597
Russell Midcap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																													12,792
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																													$ 12,859
Russell 2000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																														$ 8,476															10,509	8,871
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000																														$ 8,920	15,569	13,056	12,779	14,227
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																					10,127											12,701	11,068	10,175	13,482
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																					11,185																	10,537	9,182	8,441
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 2/24/2021) [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																						$ 10,019																		10,182	9,545	9,433
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																							$ 10,394																									13,674	11,287						$ 10,000
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000																					$ 8,584											14,982	12,564	12,297	$ 13,691
Russell 2000 Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																					$ 11,500																	$ 12,585	$ 10,554	$ 10,329